Equity Method Investment in Joint Ventures - Summarized Financial Information (Parenthetical) (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Disclosure of joint ventures [line items]
Capital contributions	$ 145,174	$ 146,158
SWA Lithium
Disclosure of joint ventures [line items]
Capital contributions	40,000
Texas Lithium
Disclosure of joint ventures [line items]
Capital contributions	$ 20,000